Income taxes - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation between provision for income taxes and pre-tax income
Consolidated net income	$ 11,550	$ 8,299	$ 6,206
Provision for income taxes	6,516	3,029	970
Pre-tax income	$ 18,066	$ 11,328	$ 7,176
French statutory tax rate (as a percent)	34.43%	44.43%	34.43%
Theoretical tax charge	$ (6,220)	$ (5,033)	$ (2,471)
Difference between French and foreign income tax rates	(3,058)	(633)	5
Tax effect on equity in income (loss) of affiliates	1,080	888	761
Permanent differences	1,740	1,491	(76)
Adjustments on prior years income taxes	(40)	(91)	54
Adjustments on deferred tax related to changes in tax rates	2	(309)	234
Changes in valuation allowance of deferred tax assets	(20)	658	523
Total income taxes	$ (6,516)	$ (3,029)	$ (970)
Standard corporate tax rate (as a percent)	33.33%	33.33%	33.33%